Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST IV
Central Index Key	dei_EntityCentralIndexKey	0000063068
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
MFS Government Money Market Fund (Prospectus Summary) | MFS Government Money Market Fund | MFS Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMGXX
MFS Money Market Fund (Prospectus Summary) | MFS Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMXX
MFS Mid Cap Growth Fund (Prospectus Summary) | MFS Mid Cap Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCAX
MFS Mid Cap Growth Fund (Prospectus Summary) | MFS Mid Cap Growth Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCBX
MFS Mid Cap Growth Fund (Prospectus Summary) | MFS Mid Cap Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCCX
MFS Mid Cap Growth Fund (Prospectus Summary) | MFS Mid Cap Growth Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCIX
MFS Mid Cap Growth Fund (Prospectus Summary) | MFS Mid Cap Growth Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAMCX
MFS Mid Cap Growth Fund (Prospectus Summary) | MFS Mid Cap Growth Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBCGX
MFS Mid Cap Growth Fund (Prospectus Summary) | MFS Mid Cap Growth Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECGRX
MFS Mid Cap Growth Fund (Prospectus Summary) | MFS Mid Cap Growth Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCGX
MFS Mid Cap Growth Fund (Prospectus Summary) | MFS Mid Cap Growth Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCPRX
MFS Mid Cap Growth Fund (Prospectus Summary) | MFS Mid Cap Growth Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCHX
MFS Mid Cap Growth Fund (Prospectus Summary) | MFS Mid Cap Growth Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCJX